Finance Costs - Summary of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Costs [Abstract]
Interest on lease liabilities	$ 195	$ 199	$ 82
Interest on an entrusted loan from a related party		24
Expenses for issuance of convertible redeemable preferred shares	4,014
Total	$ 4,209	$ 223	$ 82